Finance Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Finance Expenses Net Abstract [Abstract]
Finance income from contract asset in respect of concession arrangements	$ 0	$ 10,294		$ 17,188
Changes in the fair value of financial instruments measured at fair value through profit or loss	4,580	4,425		2,953
Finance income from loans to investee entities	2,881	1,765		1,166
Finance income from loans to non-controlling interests	702	230		363
Finance income from deposits in banks	12,272	9,833		1,669
Exchange differences	0	10,250		0
Other	4	2		2
Finance income	$ 20,439	$ 36,799	[1]	$ 23,341	[1]

[1]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.